Income Tax (Details) - Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes[Abstract]
Income (loss) attributed to China	$ (9,787,522)	$ (16,361,708)	$ 1,139,666
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax expense at statutory rate			$ 284,917
Reconciliation	66,250	(71)	254,914
Income tax expense/ (benefit)	$ 66,250	$ (71)	$ 539,831